Inventories	12 Months Ended
Dec. 31, 2023
Vaso Corporation and Subsidaries [Member]
Inventories [Line Items]
INVENTORIES

NOTE F — INVENTORIES

Inventories, net of reserves, consisted of the following:

	(in thousands)
	December 31, 2023	December 31, 2022
Raw materials	$832	$751
Work in process	11	6
Finished goods	627	716
	$1,470	$1,473

At December 31, 2023 and 2022, the Company maintained reserves for slow moving inventories of $164,000 and $163,000, respectively.